THE TIMOTHY PLAN

1055 MAITLAND CENTER COMMONS

MAITLAND FL 32759

January 27, 2023

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Plan Portfolio shares of the following funds:, TIMOTHY PLAN MARKET NEUTRAL ETF, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 112 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 112 has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur Ally

President & Chairman of the Board